Disposal group held for sale - Disclosure of non-current assets and liabilities held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets	$ 8,399	$ 8,512
Right of use assets	174	123
Cash and cash equivalents	2,001	1,425
Inventories	1,030	1,055
Assets held for sale	295	0
Lease liabilities	(194)	(141)	$ (171)
Liabilities held for sale	(83)	$ 0
Disposal groups classified as held for sale | Mineraçao Serra Grande Mine (MSG)
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Assets (liabilities)	137
Tangible assets	151
Right of use assets	11
Cash and cash equivalents	20
Trade receivables	20
Inventories	18
Assets held for sale	220
Lease liabilities	(8)
Trade and other payables	(41)
Environmental rehabilitation and other provisions	(34)
Liabilities held for sale	$ (83)